Ordinary Shares (Tables)	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
Schedule of Ordinary Shares

Issued and fully paid:

	Number of	Ordinary
	shares	Shares
		$’000
As at December 31, 2023	95,700,805	10
Exercise of share options	131,268	—
Vesting of RSUs	15,000	—
Cancel of ordinary shares	(2)	—
As at December 31, 2024	95,847,071	10
Vesting of RSUs	205,500	—
As at December 31, 2025	96,052,571	10